Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure of transactions between related parties [abstract]
Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities	The following amounts due to related parties are included in trade payables and accrued liabilities (Note 7):
	September 30, 2018	December 31, 2017
Directors and officers of the Company	1	42

Total	1	42

Schedule of Key Management Compensation

Key management compensation was:

	September 30, 2018	September 30, 2017
Geological consulting fees – expensed	78	10
Geological consulting fees – capitalized	18	140
Management fees – expensed	577	539
Salaries - expensed	127	88
Share-based payments	192	331
Total	992	1,108